Credit Facilities	12 Months Ended
Dec. 31, 2025
Credit Facilities [Abstract]
Credit facilities

Note 9 – Credit facilities

Short-term bank borrowings

Outstanding balances of Short-term bank borrowings as of December 31, 2025 and 2024 consisted of the following:

Bank name	Term	Interest rate	Collateral/ Guarantee	Date of paid off	December 31, 2025	December 31, 2024
Agricultural Bank of China Limited company Ningbo Beilun branch	From December, 2024 to December, 2025	Average rate of 3.10%	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen	December 15, 2025	$-	$684,997
China CITIC Bank Co., LTD. Ningbo branch	From July, 2024 to July, 2025	Average rate of 3.15%	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen	March 9, 2025	-	684,997
Huishang Bank Co., LTD. Ningbo Beilun branch	From September, 2024 to March, 2025	Average rate of 3.90%	Guarantee by Mr. Zhengjun, Tao, Ms. Shasha, Chen and Zhejiang Haoxin	July 31, 2025	-	684,997
Bank of China Limited Zhenhai branch	From December, 2024 to December, 2025	Average rate of 4.35%	Guarantee by Mr. Zhengjun, Tao, Ms. Shasha, Chen, Ningbo Haoxin and pledges of mortgages of real estate	December 15, 2025	-	438,399
Huishang Bank Co., LTD. Ningbo Beilun branch	From March, 2025 to March, 2026	Average rate of 3.60%	Guarantee by Mr. Zhengjun, Tao, Ms. Shasha, Chen and Zhejiang Haoxin	-	714,991	-
Bank of China Ningbo Beilun Branch	From February, 2025 to February, 2026	Average rate of 3.10%	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen	-	714,991	-
Bank of China Limited Zhenhai branch	From January, 2025 to January, 2026	Average rate of 2.80%	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen，Ningbo Haoxin, China Pacific Property Insurance Company Limited	-	214,497	-
China Construction Bank Ningbo Beilun Branch	From July, 2025 to July, 2026	Average rate of 2.80%	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen	-	1,000,987	-
Linshang Bank Co., Ltd. Ningbo Beilun Sub-branch	From September, 2025 to September, 2026	Average rate of 1.86%	-	-	428,994	-
Industrial and Commercial Bank of China Limited Ningbo Beilun Branch	From June, 2025 to June, 2026	Average rate of 2.60%	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen	-	714,991
China CITIC Bank Co., LTD. Ningbo branch	From June, 2025 to June, 2026	Average rate of 3.00%	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen	-	686,391
China CITIC Bank Co., LTD. Ningbo branch	From July, 2025 to July, 2026	Average rate of 2.90%	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen	-	714,990
Agricultural Bank of China Limited Ningbo Beilun Branch	From December, 2025 to December, 2026	Average rate of 2.30%	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen	-	714,990
Linshang Bank Co., Ltd. Ningbo Beilun Sub-branch	From August, 2025 to February, 2026	Average rate of 4.20%	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen	-	714,990
Huishang Bank Co., Ltd. Ningbo Beilun Sub-branch	From July, 2025 to July, 2026	Average rate of 3.30%	Guarantee by Mr. Zhengjun, Tao, Ms. Shasha, Chen and Zhejiang Haoxin	-	714,990
Bank of China Limited Zhenhai Branch	From December, 2025 to December, 2026	Average rate of 2.90%	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen pledges of mortgages of real estate	-	457,594
Total					$7,793,396	$2,493,390

Interest expense incurred from short-term bank borrowings were $164,847, $76,672 and $95,419 for the years ended December 31, 2025, 2024 and 2023, respectively.

The bank loans outstanding for the years ended December 31, 2025 and 2024 carried a weighted average interest rate of approximately 3.1% and 5.1% per annum, respectively.

Long-term bank borrowings

Outstanding balances of long-term bank borrowings as of December 31, 2025 and 2024 consisted of the following:

Bank name	Term	Interest rate	Collateral/ Guarantee	Date of paid off	December 31, 2025	December 31, 2024
Industrial Bank Co., Ltd. Ningbo Branch	From October, 2025 to October, 2028	Average rate of 3.46%	Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen	-	2,859,962	-
Less: current maturities					(2,860)	-
Non-current maturities					$2,857,102	$-

The maturities schedule of long-term bank borrowings is as follow:

	As of December 31, 2025	As of December 31, 2024
Payments due by period
Less than 1 year	$2,860	$-
1-2 years	2,860
2-3 years	2,854,242	-
Total	$2,859,962	$-

Interest expense incurred from long-term bank borrowings were $17,937, $nil and $nil for the years ended December 31, 2025, 2024 and 2023, respectively.

Loans from other financial institutions

The Company sold certain revenue equipment to other financial institutions and leased such equipment back under arrangement that include options for the Company to repurchase the equipment. Due to the existence of these repurchase options, and in accordance with ASC 606-10-55-68, these transactions are accounted for as financing arrangements rather than sales. Loans from other financial institutions also include loans secured by the Company’s owned vehicles. Accordingly, amounts of $384,152 and $333,012 were recorded as “Current maturities of loans from other financial institutions” and amounts of $502,352 and $144,696 were recorded as “Long-term loans from other financial institutions” on the consolidated balance sheet as of December 31, 2025 and 2024, respectively. The total cash proceeds received from these financing transactions amounted to $938,530 and $326,188 for the year ended December 31, 2025 and 2024, respectively. Interest expense incurred on loans from other financial institutions were $87,154, $106,984 and $51,655 for the years ended December 31, 2025, 2024 and 2023, respectively.

The outstanding balances and maturities schedule of loans from other financial institutions is as follow:

Outstanding balances of loans from other financial institutions as of December 31, 2025 and 2024 consisted of the following:

Non-financial institutions name	Term	Interest rate	Collateral/ Guarantee	Date of paid off	December 31, 2025	December 31, 2024
Zhongli International Leasing Co., Ltd.	From September 2023 to September 2028	Average rate of 8.46%	Pledged by the vehicles owned by Company	December 22, 2025	$-	$218,097
Far East Hongxin Inclusive Financial Leasing (Tianjin) Co., Ltd.	From November 2023 to May 2026	Average rate of 8.84%	Guaranteed by Zhejiang Haoxin Logistics Co., Ltd., Ms. Shasha Chen and Mr. Zhengjun Tao	-	-	160,465
Far East Hongxin Inclusive Financial Leasing (Tianjin) Co., Ltd.	From May 2024 to November 2026	Average rate of 6.08%	Pledged by the vehicles owned by Company	-	35,104	99,146
Far East Hongxin Inclusive Financial Leasing Co., LTD	From February, 2025 to Januaryr, 2028	Average rate of 8.83%	Guaranteed by Zhejiang Haoxin, Ms. Shasha Chen and Mr. Zhengjun Tao	-	211,119	-
Far East Hongxin Inclusive Financial Leasing Co., LTD	From December, 2025 to November, 2028	Average rate of 8.54%	Guaranteed by Zhejiang Haoxin, Ms. Shasha Chen and Mr. Zhengjun Tao	-	415,918	-
He Yun International financial leasing Co., LTD	From November, 2025 to October, 2028	Average rate of 6.78%	pledge by vehicle owned by company	-	224,364	-
Total					$886,505	$477,708

The maturities schedule of loans from other financial institutions is as follow:

	As of December 31, 2025	As of December 31, 2024
Payments due by period
Less than 1 year	$387,423	$333,012
1-2 years	314,613	136,968
2-3 years	184,469	4,212
3-4 years	-	3,516
4-5 years	-	-
Total	$886,505	$477,708